Interim condensed consolidated statements of loss and comprehensive loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interim Condensed Consolidated Statements Of Loss And Comprehensive Loss
Revenue from digital assets mined	$ 10,660,663	$ 6,433,870	$ 23,476,975	$ 17,441,919
Refunds and other adjustments	(9,812)		(9,812)	1,061
Direct costs	(12,411,797)	(6,926,572)	(23,994,488)	(18,986,041)
	(1,760,946)	(492,702)	(527,325)	(1,543,061)
Administrative expenses	1,244,001	1,037,486	3,997,625	3,363,837
Finance costs	955,104	638,733	5,495,289	908,153
Marketing expenses	486,449	101,772	1,372,305	564,840
	2,685,554	1,777,991	10,865,219	4,836,830
Operating loss before other items	(4,446,500)	(2,270,693)	(11,392,544)	(6,379,891)
Share-based expenses	4,931,500	5,700,000	20,014,769	10,200,000
Foreign exchange (gain) loss	2,140,136	181,342	(47,974)	1,588,046
Realized loss (gain) from sale of digital currency	1,189,073	(440,836)	1,422,737	(1,563,534)
Loss on contract settlement				(1,932,048)
Financing loss			267,384
Loss (gain) on derivative financial instruments	13,262,586		5,900,982
Realized loss on disposal of assets	494,922		610,269
Revaluation gain on options			(138,930)
	22,018,217	5,440,506	28,029,237	8,292,464
Loss before income taxes	(26,464,717)	(7,711,199)	(39,421,781)	(14,672,355)
Income tax
Net loss	(26,464,717)	(7,711,199)	(39,421,781)	(14,672,355)
Revaluation loss (gains) on digital currency	(1,220,259)	260,913	(348,928)	(745,742)
(Gain) loss on translation of foreign operations	(1,128,664)	93,429	(1,277,496)	(107,963)
Other comprehensive income	(2,348,923)	354,342	(1,626,424)	(853,705)
Total comprehensive loss	$ (24,115,794)	$ (8,065,541)	$ (37,795,357)	$ (13,818,650)
Loss per share Basic	$ (0.48)	$ (0.20)	$ (0.76)	$ (0.39)
Diluted	$ (0.48)	$ (0.20)	$ (0.76)	$ (0.39)